Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Statutory Surplus Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2021	$ 2,625	$ 44,211,336	$ 2,116,581	$ 4,627,661	$ 255,705	$ 51,213,908	$ 264,506	$ 51,478,414
Balance (in Shares) at Sep. 30, 2021	13,127,000
Warrant exercise	$ 23	(23)
Warrant exercise (in Shares)	112,182
Foreign currency translation gain				(3,754,602)		(3,754,602)	(37,925)	(3,792,527)
Net income			1,685,684		238,518	1,924,202	23,852	1,948,054
Balance at Sep. 30, 2022	$ 2,648	44,211,313	3,802,265	873,059	494,223	49,383,508	250,433	49,633,941
Balance (in Shares) at Sep. 30, 2022	13,239,182
Share issuance	$ 200	23,009,800				23,010,000		23,010,000
Share issuance (in Shares)	1,000,000
Statutory reserves			(380,295)		380,295
Stock-based compensation	$ 4	59,596				59,600		59,600
Stock-based compensation (in Shares)	20,000
Foreign currency translation gain				(1,301,838)		(1,301,838)	(13,510)	(1,314,988)
Net income			3,257,722			3,257,722	37,535	3,295,257
Balance at Sep. 30, 2023	$ 2,852	67,280,709	6,679,692	(428,779)	874,518	74,408,992	274,818	$ 74,683,810
Balance (in Shares) at Sep. 30, 2023	14,259,182							14,259,182
Statutory reserves			(45,460)		45,460
Stock-based compensation	$ 4	48,996				49,000		49,000
Stock-based compensation (in Shares)	20,000
Cumulative effect of adoption of CECL			932,805			932,805	9,422	942,227
Foreign currency translation gain				2,475,007		2,475,007	25,000	2,500,007
Net income			137,422			137,422	4,973	142,395
Balance at Sep. 30, 2024	$ 2,856	$ 67,329,705	$ 7,704,459	$ 2,046,228	$ 919,978	$ 78,003,226	$ 314,213	$ 78,317,439
Balance (in Shares) at Sep. 30, 2024	14,279,182							14,279,182